Subsequent Events (Details - Textuals) - Subsequent Event [Member] R$ in Thousands	Jan. 23, 2023 BRL (R$)	Jan. 23, 2023 USD ($)	Jan. 23, 2023 USD ($)
Brazil's National Development Bank ("BNDES") | First line of credit
Subsequent Event [Line Items]
Line of credit facility, interest rate	4.55%	4.55%
Fundo Nacional Sobre Mudanca Climatica ("FNMC") | First line of credit
Subsequent Event [Line Items]
Line of credit	R$ 80,000		$ 15,550,000
Fundo Nacional Sobre Mudanca Climatica ("FNMC") | Second line of credit
Subsequent Event [Line Items]
Line of credit	R$ 410,000		79,700,000
Loan Agreement
Subsequent Event [Line Items]
Line of Credit Facility, Covenant Terms	within 36 months from the date of signing of the Loan Agreement (otherwise, BNDES may terminate the Loan Agreement) and any loans shall be paid by no later than February 15, 2035	within 36 months from the date of signing of the Loan Agreement (otherwise, BNDES may terminate the Loan Agreement) and any loans shall be paid by no later than February 15, 2035
Loan Agreement | Brazil's National Development Bank ("BNDES")
Subsequent Event [Line Items]
Line of credit facility, interest rate	1.10%	1.10%
Fixed Rate of Interest Publish Terms	15 days	15 days
Eve Brazil | Brazil's National Development Bank ("BNDES")
Subsequent Event [Line Items]
Commitment fee amount	R$ 2,050	$ 400,000
Eve Brazil | Loan Agreement | Brazil's National Development Bank ("BNDES") | Two lines of credit
Subsequent Event [Line Items]
Line of credit	R$ 490,000		$ 95,250,000